Loans and Allowance for Credit Losses (Changes in Allowance for Credit Losses by Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2017	Sep. 30, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period		¥ 1,182,188	¥ 1,111,130
Provision (credit) for credit losses		(186,568)	(58,681)
Charge-offs		104,004	101,581
Recoveries		23,656	19,273
Net charge-offs		80,348	82,308
Others	[1]	909	(44,663)
Allowance for credit losses, at end of period		916,181	925,478
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period		900,686	816,559
Provision (credit) for credit losses		(207,025)	(94,482)
Charge-offs		55,204	55,096
Recoveries		12,376	9,758
Net charge-offs		42,828	45,338
Others	[1]	1,709	(17,485)
Allowance for credit losses, at end of period		652,542	659,254
Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period		67,336	58,598
Provision (credit) for credit losses		(16,024)	480
Charge-offs		2,238	3,351
Recoveries		666	941
Net charge-offs		1,572	2,410
Others	[1]		1
Allowance for credit losses, at end of period		49,740	56,669
Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period		30,165	31,187
Provision (credit) for credit losses		10,669	6,492
Charge-offs		11,047	8,050
Recoveries		695	1,208
Net charge-offs		10,352	6,842
Allowance for credit losses, at end of period		30,482	30,837
MUAH [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period		73,733	108,454
Provision (credit) for credit losses		(5,882)	1,526
Charge-offs		9,241	12,077
Recoveries		1,547	736
Net charge-offs		7,694	11,341
Others	[1]	(2,679)	(14,737)
Allowance for credit losses, at end of period		57,478	83,902
Krungsri [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period		110,268	96,332
Provision (credit) for credit losses		31,694	27,303
Charge-offs		26,274	23,007
Recoveries		8,372	6,630
Net charge-offs		17,902	16,377
Others	[1]	1,879	(12,442)
Allowance for credit losses, at end of period		¥ 125,939	¥ 94,816

[1]	Others are principally comprised of gains or losses from foreign exchange translation.